Basis of Presentation and Summary of Significant Accounting Policies - Segment reporting (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Number of operating segment	1	1
Number of reportable segments	1	1